Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Operating Lease [Line Items]
Cost		¥ 13,476	¥ 2,778
Accumulated depreciation		(77)	(127)
Net carrying amount		13,399	2,651
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	3,433	21
Accumulated depreciation	[1]
Net carrying amount	[1]	3,433	21
Aircraft [Member]
Operating Lease [Line Items]
Cost		10,043	2,757
Accumulated depreciation		(77)	(127)
Net carrying amount		¥ 9,966	¥ 2,630

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate used by Nomura.